RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Feb. 29, 2024
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

Balances:

	As of	As of
	February 28,	February 29,
	2023	2024
Amounts due from related parties-current (i)	$423	$343
Amounts due from related parties-non-current (i)	$—	$59
Amounts due to related parties-current (ii)	$100	$96

Transactions:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Services fees	$2,948	$299	$207
Other revenue	$1,295	$339	$488
Purchase of equipment	$581	$—	$—
(i)	The amounts due from related parties represent loans and prepayments to certain investees for service fees.

In fiscal years 2022, 2023 and 2024, the Group recorded $2,135, $293 and $61 impairment loss on the amounts due from related parties.

(ii)	The amounts due to related parties primarily related to service fees payable to related parties.